STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Professional fees and other expenses	$ 1,077,427	$ 1,853,300
Franchise tax	21,297	163,296
LOSS FROM OPERATIONS	(1,098,724)	(2,016,596)
Other (expense) income:
Interest earned on marketable securities held in Trust Account	372,050	1,566,410
Change in fair value of forward purchase agreement	(235,095)
TOTAL LOSS BEFORE INCOME TAXES	(961,769)	(450,186)
Income Tax Expense	(72,824)	(250,739)
NET (LOSS) INCOME	(1,034,593)	(700,925)
Common stock subject to possible redemption
Other (expense) income:
NET (LOSS) INCOME	$ (212,955)	$ (542,232)
Basic Weighted average shares outstanding	842,606	11,058,904
Diluted Weighted average shares outstanding	842,606	11,058,904
Basic net (loss) income per share	$ (0.25)	$ (0.05)
Diluted net (loss) income per share	$ (0.25)	$ (0.05)
Common stock not subject to possible redemption
Other (expense) income:
NET (LOSS) INCOME	$ (821,638)	$ (158,693)
Basic Weighted average shares outstanding	3,251,000	3,236,578
Diluted Weighted average shares outstanding	3,251,000	3,236,578
Basic net (loss) income per share	$ (0.25)	$ (0.05)
Diluted net (loss) income per share	$ (0.25)	$ (0.05)